ACQUISITIONS AND DISPOSITIONS (Details) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			1 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Nov. 30, 2013 Storage facility in Kansas EEP USD ($)	Nov. 30, 2013 Storage facility in Kansas EEP CAD	Mar. 22, 2012 Silver State North Solar Project USD ($)	Mar. 22, 2012 Silver State North Solar Project CAD	Jun. 30, 2012 Silver State North Solar Project CAD	Dec. 31, 2012 Silver State North Solar Project CAD	Oct. 14, 2011 Tonbridge Power Inc. CAD	Dec. 31, 2011 Tonbridge Power Inc. CAD	Dec. 31, 2011 Tonbridge Power Inc. CAD	May 31, 2012 Greenwich CAD	Oct. 31, 2011 Talbot Windfarm, LP (Talbot) CAD	Nov. 30, 2012 Sour gas gathering and compression facilities CAD
ACQUISITIONS
Ownership interest acquired (as a percent)						100.00%	100.00%			100.00%			10.00%	10.00%
Outstanding common shares	831	805								36
Share price (in canadian dollars per share)										0.54
Cash consideration		340	33			$ 190	195			5			27	28
Purchase price										20					118
Fair value of net assets acquired:
Accounts receivable and other						55	54
Working capital deficiency										(5)
Property, plant and equipment							141			196
Intangible assets										17
Long-term debt										(182)
Other long-term liabilities										(21)
Net assets acquired							195			5
Purchase price:
Cash consideration		340	33			190	195			5			27	28
Cash acquired										15
Additional information
Revenues	32,918	24,660	26,789					0	10			0
Earnings (Net loss)	494	936	1,221					0	1		(1)
Unaudited proforma net loss												38
Pro forma transaction costs											6	6
Proceeds from sale of non-core liquids assets	41	18		40	41
Gain on sale of non-core liquids assets	18			$ 17	18
Ownership Interest (as a percent)													100.00%	100.00%